Financial liabilities and lease debts (Tables)	6 Months Ended
Jun. 30, 2025
Text block1 [abstract]
Detail of financial liabilities and lease debts	Detail of financial liabilities and lease debts

	As of December 31, 2024	As of June 30, 2025

	$ in thousands
Conditional advances	3,189	3,808
Lease debts	34,245	32,264
State Guaranteed loan « PGE »	3,599	1,338
EIB loan	37,202	44,417
EIB warrants	6,010	5,484
Other non-current financial liabilities	881	810
Total non-current financial liabilities and non-current lease debts	85,127	88,120
Lease debts	8,385	7,477
State Guaranteed loan « PGE »	4,841	5,469
Other current financial liabilities	11,293	12,761
Total current financial liabilities and current lease debts	24,519	25,707

Disclosure of reconciliation of movements of liabilities to cash flows arising from financing liabilities

Reconciliation of movements of liabilities to cash flows arising from financing liabilities is as follows:

	As of December 31, 2024	Debt repayments	Other non-cash movements	Reclassifications	Interest expense	Interest paid	Non-cash change in fair value	Currency translation adjustment	As of June 30, 2025

	$ in thousands
Conditional advances	3,189	-	-	-	196	-	-	423	3,808
Lease debts	34,245	-	-	(2,966)	-	-	-	984	32,264
State Guaranteed loan « PGE »	3,599	-	-	(2,539)	-	-	-	278	1,338
EIB loan	37,202	-	(11)	-	2,302	-	-	4,924	44,417
EIB warrants	6,010	-	-	-	-	-	(1,209)	683	5,484
Other non-current financial liabilities	881	-	-	(72)	-	-	-	-	809
Total non-current financial liabilities and non-current lease debts	85,127	-	(11)	(5,577)	2,498	-	(1,209)	7,292	88,120
Lease debts	8,385	(4,254)		2,966	1,164	(1,164)		380	7,477
State Guaranteed loan « PGE »	4,841	(2,531)	9	2,539	78	(87)	-	620	5,469
Other current financial liabilities	11,293	(67)	41	72	247	(258)	-	1,433	12,761
Total current financial liabilities and current lease debts	24,519	(6,852)	50	5,577	1,489	(1,509)	-	2,433	25,707

Disclosure of assumptions and results of the warrant valuation

The assumptions and results of the warrant valuation are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche A as this is the issuance date defined in the contract.

	Warrants Tranche A
	As of April 17, 2023	As of December 31, 2024	As of June 30, 2025
Number of warrants granted	2,779,188	2,779,188	2,779,188
Share price (in euros)	1.87	1.63	1.28
Contractual life of options (in years)	20.00	18.55	17.80
Expected volatility	81.3%	45.6%	51.0%
Risk free rate	2.85%	2.4%	2.9%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	1.73	1.19	0.97
Fair value in $ thousands	5,280	3,447	3,146

The assumptions and results of the warrant valuation for Tranche B are detailed in the following tables:

Warrants Tranche B
Grant date *	1/25/2024
Expiration date	1/25/2044
Number of options granted	1,460,053
Share entitlement per option	1
Exercise price (in euros per option)	2.53
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche B as this is the issuance date defined in the contract.

	Warrants Tranche B
	As of January 25, 2024	As of December 31, 2024	As of June 30, 2025
Number of warrants granted	1,460,053	1,460,053	1,460,053
Share price (in euros)	2.51	1.63	1.28
Contractual life of options (in years)	20.00	19.09	18.59
Expected volatility	60.4%	45.6%	51.0%
Risk free rate	2.7%	2.4%	2.9%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	2.22	1.15	0.94
Fair value in $ thousands	3,534	1,750	1,600

The assumptions and results of the warrant valuation for Tranche C are detailed in the following tables:

Warrants Tranche C
Grant date *	12/18/2024
Expiration date	12/18/2044
Number of options granted	611,426
Share entitlement per option	1
Exercise price (in euros per option)	1.70
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche C as this is the issuance date defined in the contract.

	Warrants Tranche C
	As of December 18, 2024	As of December 31, 2024	As of June 30, 2025
Number of warrants granted	611,426	611,426	611,426
Share price (in euros)	1.56	1.63	1.28
Contractual life of options (in years)	20.00	19.97	19.47
Expected volatility	45.3%	45.6%	51.0%
Risk free rate	2.2%	2.4%	2.9%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	1.19	1.28	1.03
Fair value in $ thousands	755	813	737

Disclosure of sensitivity analysis on the expected volatility

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2025	Fair value in $ thousands
Expected volatility -5%	2,945
Expected volatility	3,146
Expected volatility +5%	3,335

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2025	Fair value in $ thousands
Expected volatility -5%	1,485
Expected volatility	1,600
Expected volatility +5%	1,701

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of June 30, 2025	Fair value in $ thousands
Expected volatility -5%	697
Expected volatility	737
Expected volatility +5%	773

Remaining contractual maturities of financial liabilities	Remaining contractual maturities

Balance as of June 30, 2025	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	39,741	10,835	26,826	10,332
Financial liabilities, excluding EIB warrants	68,603	18,478	70,095	10,398
Trade payables	17,522	17,522	-	-
Other current liabilities	9,949	9,949	-	-
Total	135,814	56,784	96,921	20,729

Balance as of December 31, 2024	Book value		Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	42,630		10,558	28,657	12,782
Other financial liabilities	67,016		16,573	36,618	36,538
Trade payables	18,664		18,664	-	-
Other current liabilities	10,097		10,097	-	-
Total	138,408	-	55,893	65,275	49,321

The above remaining contractual maturities are undiscounted amounts and include future interests to be paid.